N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments March 31, 2014 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (93.9%)

Consumer Discretionary (26.2%)
AMC Entertainment Holdings 9.750% 12/01/20	$135,000	$155,588
Academy Ltd–144A 9.250% 08/01/19	70,000	76,388
Allegion US Holdings Co–144A 5.750% 10/01/21	30,000	31,575
Allison Transmission Inc–144A 7.125% 05/15/19	125,000	134,531
American Axle & MFG Inc 7.750% 11/15/19	50,000	57,750
American Tire Dist Inc 9.750% 06/01/17	60,000	63,450
BC Mountain LLC–144A 7.000% 02/01/21	20,000	19,800
BCP Singapore Vi Caymn–144A 8.000% 04/15/21	35,000	35,525
CCO Holdings LLC/CAP Corp 7.000% 01/15/19	155,000	163,913
CCO Holdings LLC/CAP Corp 7.375% 06/01/20	60,000	65,625
CCO Holdings LLC/Cap Corp 5.250% 03/15/21	40,000	40,300
CBS Out Amer Cap LLC/COR–144A 5.250% 02/15/22	10,000	10,250
CSC Holdings LLC 8.625% 02/15/19	120,000	143,400
*Caesars Entertainment 8.500% 02/15/20	155,000	137,175
Caesars Operating Escrow 9.000% 02/15/20	275,000	246,813
William Carter–144A 5.250% 08/15/21	15,000	15,431
(1)Chinos Intermediate Holdings–144A 7.750% 05/01/19	50,000	51,625
Chrysler GP/CG CO-Issuer 8.250% 06/15/21	200,000	226,250
Chrysler GP/CG CO-Issuer–144A 8.000% 06/15/19	200,000	219,000
Cinemark USA Inc 7.375% 06/15/21	60,000	66,525
Cinemark USA Inc 4.875% 06/01/23	45,000	43,256
Claires Stores Inc 8.875% 03/15/19	75,000	69,750
Claire's Stores Inc–144A 9.000% 03/15/19	160,000	166,200
Clear Channel Communication 9.000% 03/01/21	160,000	167,000
Clear Channel Worldwide 7.625% 03/15/20	5,000	5,363
Clear Channel Worldwide 7.625% 03/15/20	125,000	135,000
Clear Channel Worldwide 6.500% 11/15/22	95,000	100,819
Clear Channel Worldwide 6.500% 11/15/22	245,000	261,844
Dana Holding Corp 5.375% 09/15/21	20,000	20,800
Dana Holding Corp 6.000% 09/15/23	55,000	57,269
Dish DBS Corp 7.875% 09/01/19	165,000	195,113
Dish DBS Corp 6.750% 06/01/21	140,000	156,800
Dish DBS Corp 5.875% 07/15/22	200,000	213,500
Dish DBS Corp 5.125% 05/01/20	5,000	5,213
Easton-Bell Sports Inc 9.750% 12/01/16	185,000	194,947
General Motors Co–144A 4.875% 10/02/23	230,000	235,750
General Motors Finl Co 2.750% 05/15/16	35,000	35,459
General Motors Finl Co 3.250% 05/15/18	15,000	15,131
General Motors Finl Co 4.250% 05/15/23	35,000	34,563
Goodyear Tire & Rubber Corp 8.750% 08/15/20	45,000	53,213
Goodyear Tire & Rubber Corp 8.250% 08/15/20	90,000	100,238
Goodyear Tire & Rubber 6.500% 03/01/21	45,000	49,050
Gymboree Corp 9.125% 12/01/18	90,000	76,163
HD Supply Inc 8.125% 04/15/19	130,000	144,950
HD Supply Inc 11.000% 04/15/20	50,000	59,375
HD Supply Inc 11.500% 07/15/20	75,000	89,250
Hanesbrands Inc 6.375% 12/15/20	75,000	81,938
Harrahs Operating Co Inc 11.250% 06/01/17	160,000	154,000
Harrahs Operating Co Inc 10.000% 12/15/18	60,000	26,250
Hilton Worldwide Finance–144A 5.625% 10/15/21	55,000	57,475
Hughes Satellite Systems Corp 6.500% 06/15/19	70,000	76,825
Interactive Data Corp 10.250% 08/01/18	107,000	115,292
Inventiv Health Inc–144A 11.000% 08/15/18	35,000	32,375
Inventiv Health Inc–144A 11.000% 08/15/18	50,000	46,125
Inventiv Health Inc–144A 9.000% 01/15/18	85,000	90,100
Isle of Capri Casinos 5.875% 03/15/21	55,000	55,825
Jarden Corp 7.500% 01/15/20	100,000	108,875
Libbey Glass Inc 6.875% 05/15/20	54,000	58,995
Limited Brands Inc 6.625% 04/01/21	100,000	112,375
Lynx I Corp–144A 5.375% 04/15/21	200,000	206,500
MGM Resorts Intl 8.625% 02/01/19	50,000	59,875
MGM Resort Intl 7.750% 03/15/22	90,000	104,400
MGM Resort Intl 6.750% 10/01/20	170,000	188,488
MGM Resorts Intl 5.250% 03/31/20	210,000	216,300
Marina District Fin 9.875% 08/15/18	135,000	145,125
Neiman Marcus–144A 8.000% 10/15/21	40,000	43,950
(1)Neiman Marcus–144A 8.750% 10/15/21	45,000	49,725
McGraw-Hill Global ED–144A 9.750% 04/01/21	40,000	45,400
(1)Michaels Finco Hldg/Inc–144A 7.500% 08/01/18	45,000	46,350
Michaels Stores Inc 7.750% 11/01/18	150,000	160,312
Nexstar Broadcasting, Inc 6.875% 11/15/20	95,000	102,125
Nexeo Solutions LLC/Corp 8.375% 03/01/18	65,000	65,650
Nielsen Finance LLC 4.500% 10/01/20	25,000	25,188
#Nielsen Finance LLC–144A 5.000% 04/15/22	30,000	30,075
Paris Las Vegas Holdings–144A 8.000% 10/01/20	80,000	84,200
Party City Holdings Inc 8.875% 08/01/20	140,000	155,925
JC Penney Corp 5.750% 02/15/18	35,000	29,488
JC Penney Corp 6.375% 10/15/36	65,000	49,562
JC Penney Corp 7.950% 04/01/17	15,000	13,725
Petco Animal Supplies–144A 9.250% 12/01/18	35,000	37,625
Polymer Group Inc 7.750% 02/01/19	120,000	128,400
Quebecor Media 5.750% 01/15/23	105,000	105,262
RHP Hotel PPTY 5.000% 04/15/21	30,000	30,225
RKI EXP & Prod–144A 8.500% 08/01/21	60,000	64,800
RSI Home Products Inc–144A 6.875% 03/01/18	30,000	32,175
Radio Systems Corp–144A 8.375% 11/01/19	80,000	88,600
Regal Entertainment Grp 5.750% 03/15/22	20,000	20,600
Sabre Inc–144A 8.500% 05/15/19	195,000	215,475
Sally Holdings 6.875% 11/15/19	75,000	82,125
Sally Holdings 5.750% 06/01/22	50,000	52,875
Serta Simmons Hldgs LLC–144A 8.125% 10/01/20	200,000	219,750
Service Corp Intl 7.625% 10/01/18	25,000	28,844
Service Corp Intl 7.500% 04/01/27	120,000	127,200
Service Corp Intl 7.000% 05/15/19	60,000	63,525
Servicemaster Company 7.000% 08/15/20	65,000	68,819
Sirius XM Radio INC–144A 4.250% 05/15/20	130,000	127,075
Sirius XM Radio INC–144A 5.750% 08/01/21	55,000	57,200
Tempur Pedic Internation 6.875% 12/15/20	30,000	32,812
Uncle Acquistion 2010 8.625% 02/15/19	120,000	116,400
Vail Resorts Inc 6.500% 05/01/19	150,000	157,688
Videotron Ltd 5.000% 07/15/22	25,000	25,062
Visteon Corp 6.750% 04/15/19	83,000	87,254
Zayo Escrow Corp 8.125% 01/01/20	65,000	71,338
		9,526,872

Consumer Staples (4.9%)
Armored AutoGroup Inc 9.250% 11/01/18	60,000	62,925
B&G Foods Inc 4.625% 06/01/21	25,000	24,719
Bumble Bee Acquisition–144A 9.000% 12/15/17	128,000	139,520
Central Garden & Pet Co 8.250% 03/01/18	180,000	185,625
Chiquita Brands Intl 7.875% 02/01/21	83,000	92,649
Constellation Brands Inc 3.750% 05/01/21	35,000	34,212
Del Monte Corp 7.625% 02/15/19	127,000	132,318
Mem Prod Part LP/Fin Corp 7.625% 05/01/21	50,000	52,750
Post Holdings Inc 7.375% 02/15/22	135,000	145,125
Post Holdings Inc–144A 7.375% 02/15/22	10,000	10,750
Post Holdings Inc–144A 6.750% 12/01/21	50,000	52,938
Reynolds GRP ISS/Reynold 9.875% 08/15/19	100,000	111,750
*Reynolds GRP ISS/Reynold 9.000% 04/15/19	400,000	428,000
Reynolds Group 5.750% 10/15/20	145,000	151,888
Rite Aid Corp 9.250% 03/15/20	45,000	51,356
Sally Holdings 5.500% 11/01/23	20,000	20,350
Spectrum Brands Hldgs 6.750% 03/15/20	40,000	43,350
Spectrum Brands Inc 6.375% 11/15/20	25,000	27,062
Spectrum Brands Inc 6.625% 11/15/22	25,000	27,219
		1,794,506

Energy (9.2%)
Access Midstream Partner 4.875% 05/15/23	30,000	30,225
Antero Resources Corp–144A 5.375% 11/01/21	40,000	40,600
Arch Coal Inc 7.000% 06/15/19	40,000	30,900
Arch Coal Inc 7.250% 06/15/21	105,000	79,275
Arch Coal Inc–144A 8.000% 01/15/19	20,000	20,000
Berry Petroleum Co 6.375% 09/15/22	45,000	46,575
Breitburn Energy Partner 8.625% 10/15/20	75,000	82,031
Breitburn Energy Partner 7.875% 04/15/22	30,000	32,475
Chesapeake Energy Corp 6.875% 11/15/20	25,000	28,375
Chesapeake Energy Corp 6.625% 08/15/20	80,000	89,800
Chesapeake Energy Corp 6.125% 02/15/21	20,000	21,800
Access Midstream Partner 5.875% 04/15/21	30,000	31,950
Chesapeake Midstream PT 6.125% 07/15/22	65,000	69,956
Denbury Resources Inc 8.250% 02/15/20	45,000	48,938
Denbury Resources Inc 4.625% 07/15/23	50,000	46,500
EP Ener/Everest Acq Fin 7.750% 09/01/22	75,000	84,188
EV Energy Partners 8.000% 04/15/19	135,000	139,725
El Paso Corporation 7.250% 06/01/18	25,000	28,440
Halcon Resources Corp 8.875% 05/15/21	135,000	140,062
Halcon Resources Corp–144A 9.250% 02/15/22	30,000	31,275
Halcon Resources Corp–144A 9.750% 07/15/20	15,000	16,125
Hiland Part Lp/Corp–144A 7.250% 10/01/20	60,000	65,250
James River Escrow Inc 7.875% 04/01/19	35,000	4,550
Jones Energy Hldgs–144A 6.750% 04/01/22	25,000	25,469
Kinder Morgan Inc–144A 5.000% 02/15/21	45,000	45,064
Kodiak Oil & Gas Corp 8.125% 12/01/19	100,000	110,875
Kodiak Oil & Gas Corp 5.500% 01/15/21	10,000	10,262
Kodiak Oil & Gas Corp 5.500% 02/01/22	10,000	10,238
Laredo Petroleum Inc–144A 5.625% 01/15/22	20,000	20,250
Legacy Reserves/Finance 8.000% 12/01/20	70,000	74,900
Linn Energy LLC 7.750% 02/01/21	155,000	166,625
Linn Energy LLC–144A 7.000% 11/01/19	50,000	52,125
Meg Energy Corp–144A 6.375% 01/30/23	75,000	77,625
Meg Energy Corp–144A 7.000% 03/31/24	60,000	63,450
Markwest Energy Part/Fin 6.500% 08/15/21	5,000	5,400
Markwest Energy Part/Fin 5.500% 02/15/23	75,000	77,062
Mem Prod Part LP/Fin Corp–144A 7.625% 05/01/21	10,000	10,550
Midstates Petro Inc 10.750% 10/01/20	40,000	44,200
Midstates Petro Inc 9.250% 06/01/21	45,000	47,025
Oasis Petroleum Inc–144A 6.875% 03/15/22	55,000	59,538
Peabody Energy Corp 6.250% 11/15/21	100,000	100,250
*Plains Exploration & Production 6.500% 11/15/20	165,000	181,706
Plains Exploration & Production 6.875% 02/15/23	85,000	94,562
QR Energy LP/QRE Finance 9.250% 08/01/20	70,000	74,900
Regency Energy Partners 5.500% 04/15/23	50,000	50,375
Regency Energy Partners 5.875% 03/01/22	20,000	20,750
Rentech NIT Part/Finance–144A 6.500% 04/15/21	45,000	44,100
Sandridge Energy Inc 7.500% 03/15/21	55,000	58,712
Sandridge Energy Inc 8.125% 10/15/22	80,000	87,200
Tervita Corp–144A 8.000% 11/15/18	60,000	60,600
Tesoro Corp 5.875% 10/01/20	60,000	62,700
Tesoro Corp 6.125% 10/15/21	45,000	47,700
Tesoro Corp–144A 5.875% 10/01/20	30,000	31,350
Trinidad Drilling Ltd–144A 7.875% 01/15/19	80,000	85,600
Vanguard Nat Res/VNR Fin 7.875% 04/01/20	45,000	48,488
Whiting Petroleum Corp 5.750% 03/15/21	155,000	166,625
		3,325,291

Financials (8.1%)
Ally Financial Inc 6.250% 12/01/17	130,000	145,112
Ally Financial Inc 7.500% 09/15/20	200,000	237,750
(2)Ally Financial Inc 2.917% 07/18/16	55,000	56,218
Ally Financial Inc 4.750% 09/10/18	5,000	5,288
Ally Financial Inc 3.500% 01/27/19	200,000	200,000
Avaya Inc–144A 7.000% 04/01/19	115,000	114,138
(2)(3)*Bank of America Corp 8.000% Perpetual Muturity	165,000	186,862
Cit Group Inc–144A 5.500% 02/15/19	70,000	75,425
Cit Group Inc 5.250% 03/15/18	85,000	91,375
Cit Group Inc 4.250% 08/15/17	10,000	10,475
Cit Group Inc 3.875% 02/19/19	120,000	121,312
Corrections Corp of America 4.125% 04/01/20	85,000	83,938
Corrections Corp of America 4.625% 05/01/23	40,000	38,600
Denali Borrower–144A 5.625% 10/15/20	120,000	122,100
Geo Group Inc 6.625% 02/15/21	65,000	69,713
Geo Group Inc 5.875% 01/15/22	65,000	66,788
Intl Lease Fin Corp 8.750% 03/15/17	70,000	82,162
Intl Lease Fin Corp 6.250% 05/15/19	140,000	154,350
Intl Lease Fin Corp 5.875% 04/01/19	270,000	294,975
Nielsen Co Lux Sarl–144A 5.500% 10/01/21	30,000	31,312
Nuveen Investments Inc–144A 9.500% 10/15/20	95,000	101,175
Realogy Corp–144A 7.875% 02/15/19	120,000	129,450
Realogy Corp–144A 7.625% 01/15/20	70,000	77,875
*UPCB Fin III LTD–144A 6.625% 07/01/20	300,000	321,000
WMG Acquisition Corp 11.500% 10/01/18	40,000	45,460
WMG Acquisition Corp–144A 6.000% 01/15/21	36,000	37,530
#WMG Acquisition Corp–144A 5.625% 04/15/22	5,000	5,075
#WMG Acquisition Corp–144A 6.750% 04/15/22	25,000	25,156
		2,930,614

Health Care (9.7%)
Alere Inc 6.500% 06/15/20	25,000	26,250
Biomet Inc 6.500% 08/01/20	190,000	204,630
Community Health Sys–144A 5.125% 08/01/21	20,000	20,500
DJO Fin LLC/DJO Fin Corp 7.750% 04/15/18	150,000	157,875
DJO Fin LLC/DJO Fin Corp 8.750% 03/15/18	50,000	54,375
DJO Fin LLC/DJO Fin Corp 9.875% 04/15/18	20,000	21,800
Davita Inc 6.375% 11/01/18	25,000	26,281
Davita Inc 6.625% 11/01/20	70,000	74,988
Fresenius Med Care II–144A 5.625% 07/31/19	30,000	32,325
HCA Inc 6.500% 02/15/20	90,000	100,800
*HCA Inc 7.500% 02/15/22	490,000	559,825
*HCA Holdings Inc 7.750% 05/15/21	275,000	303,188
HCA Holdings Inc 6.250% 02/15/21	30,000	32,115
Healthsouth Corp 8.125% 02/15/20	65,000	70,362
Healthsouth Corp 7.750% 09/15/22	49,000	53,655
(1)Healthcare Technology Inc–144A 7.375% 09/01/18	25,000	25,500
Hologic Inc 6.250% 08/01/20	115,000	121,612
IMS Health Inc–144A 6.000% 11/01/20	90,000	94,725
Kinetics Concept/KCI USA 10.500% 11/01/18	145,000	166,569
Radiation Therapy Service 9.875% 04/15/17	60,000	58,800
Radiation Therapy Service 8.875% 01/15/17	60,000	62,400
Tenet Healthcare Corp–144A 6.000% 10/01/20	75,000	80,250
*Tenet Healthcare Corp 8.000% 08/01/20	225,000	245,812
Tenet Healthcare Corp 4.750% 06/01/20	135,000	136,012
Tenet Healthcare Corp 6.750% 02/01/20	20,000	21,050
Tenet Healthcare Corp 8.125% 04/01/22	80,000	89,400
USPI Finance Corp 9.000% 04/01/20	90,000	99,900
Valeant Pharmaceuticals–144A 7.000% 10/01/20	75,000	81,188
Valeant Pharmaceuticals–144A 6.750% 08/15/21	90,000	96,975
Valeant Pharmaceuticals–144A 7.250% 07/15/22	105,000	116,025
Valeant Pharmaceuticals–144A 7.500% 07/15/21	250,000	281,250
		3,516,437

Industrials (11.2%)
Acco Brands Corp 6.750% 04/30/20	165,000	169,331
ADT Corp 3.500% 07/15/22	15,000	13,185
ADT Corp–144A 6.250% 10/15/21	150,000	154,125
Aircastle Ltd 9.750% 08/01/18	80,000	86,144
Aircastle Ltd 7.625% 04/15/20	40,000	45,600
Aircastle Ltd 4.625% 12/15/18	35,000	35,831
Alliant Techsystems Inc–144A 5.250% 10/01/21	40,000	41,100
Ashtead Capital Inc–144A 6.500% 07/15/22	40,000	43,500
Associated Materials Inc 9.125% 11/01/17	45,000	47,362
Avis Budget Car Rental 8.250% 01/15/19	125,000	134,062
Avis Budget Car Rental 4.875% 11/15/17	5,000	5,244
Avis Budget Car Rental 5.500% 04/01/23	95,000	95,713
Belden Inc–144A 5.500% 09/01/22	105,000	106,312
Bombardier Inc–144A 7.750% 03/15/20	45,000	50,400
Bombardier Inc–144A 6.125% 01/15/23	90,000	90,900
Building Materials Corp–144A 6.875% 08/15/18	20,000	21,000
Building Materials Corp–144A 6.750% 05/01/21	60,000	65,100
CDW LLC/CDW Finance 8.500% 04/01/19	155,000	169,725
Clean Harbors Inc 5.250% 08/01/20	85,000	87,550
Eagle Midco Inc–144A 9.000% 06/15/18	35,000	36,750
FGI Operating Co LLC 7.875% 05/01/20	70,000	74,462
GenCorp, Inc. 7.125% 03/15/21	120,000	130,050
General Cable Corp–144A 6.500% 10/01/22	80,000	81,200
Great Lakes Dredge & Dock 7.375% 02/01/19	115,000	120,462
H&E Equipment Services 7.000% 09/01/22	40,000	44,000
Hertz Corp 7.500% 10/15/18	100,000	106,500
Hertz Corp 5.875% 10/15/20	55,000	58,644
Hillman Group Inc 10.875% 06/01/18	105,000	111,825
(1)Interline Brands Inc 10.000% 11/15/18	30,000	32,625
Iron Mountain Inc 6.000% 08/15/23	75,000	79,688
Jack Cooper Holdings Corp–144A 9.250% 06/01/20	75,000	81,750
Manitowoc Company Inc 8.500% 11/01/20	120,000	134,700
Mueller Water Products 8.750% 09/01/20	40,000	44,700
NXP BV/NXP Funding LLC–144A 5.750% 02/15/21	200,000	213,000
Oshkosh Corp 8.500% 03/01/20	65,000	71,338
Oshkosh Corp–144A 5.375% 03/01/22	5,000	5,088
PNK Finance Corp–144A 6.375% 08/01/21	25,000	26,000
Renaissance Acquisition–144A 6.875% 08/15/21	35,000	36,050
United Rentals North Am 8.250% 02/01/21	150,000	167,812
Schaeffler Finance BV–144A 8.500% 02/15/19	200,000	223,250
Sensata Technologies–144A 6.500% 05/15/19	155,000	166,044
Terex Corp 6.500% 04/01/20	65,000	70,688
Terex Corp 6.000% 05/15/21	115,000	123,050
Trinseo Op / Fin 8.750% 02/01/19	95,000	102,006
Triumph Group Inc 4.875% 04/01/21	60,000	59,100
United Rentals North Am 9.250% 12/15/19	35,000	38,692
United Rentals North Am 8.375% 09/15/20	15,000	16,612
UR Financing Escrow Corp 7.625% 04/15/22	30,000	33,638
UR Financing Escrow Corp 7.375% 05/15/20	80,000	88,300
Watco Cos LLC/Finance Co–144A 6.375% 04/01/23	45,000	45,675
		4,085,883

Information Technology (6.7%)
ACI Worldwide Inc–144A 6.375% 08/15/20	55,000	57,956
Amkor Technologies Inc 6.625% 06/01/21	45,000	48,038
Amkor Technology Inc 6.375% 10/01/22	65,000	67,356
Anixter Inc 5.625% 05/01/19	40,000	42,600
Aspect Software Inc 10.625% 05/15/17	65,000	68,738
Audatex North America Inc–144A 6.000% 06/15/21	85,000	90,738
Blackboard Inc–144A 7.750% 11/15/19	65,000	68,088
Commscope Inc–144A 8.250% 01/15/19	84,000	90,930
Entegris Inc–144A 6.000% 04/01/22	15,000	15,338
Epicor Software Corp 8.625% 05/01/19	110,000	120,312
First Data Corp–144A 8.875% 08/15/20	110,000	121,825
First Data Corp–144A 8.250% 01/15/21	35,000	37,975
(1)*First Data Corp–144A 8.750% 01/15/22	328,000	358,340
First Data Corp 12.625% 01/15/21	172,000	204,680
First Data Corp–144A 7.375% 06/15/19	35,000	37,625
First Data Corp–144A 6.750% 11/01/20	145,000	155,875
Hawk Acquisition Sub Inc–144A 4.250% 10/15/20	160,000	157,400
Infor US Inc 11.500% 07/15/18	55,000	63,662
Infor US Inc 9.375% 04/01/19	90,000	101,362
Alcatel-Lucent USA Inc 6.450% 03/15/29	20,000	19,100
MagnaChip Semiconductor 6.625% 07/15/21	85,000	84,575
Micron Technology Inc 5.875% 02/15/22	20,000	20,950
(1)PC Nextco Holdings/Fin–144A 8.750% 08/15/19	35,000	36,181
SSI Invest II/Co-Issr LLC 11.125% 06/01/18	100,000	106,625
Sinclair Television Group 5.375% 04/01/21	80,000	79,400
Sinclair Television Group 6.125% 10/01/22	35,000	35,438
Sungard Data Systems Inc 7.375% 11/15/18	45,000	47,700
Sungard Data Systems Inc 7.625% 11/15/20	25,000	27,406
Sungard Data Systems Inc 6.625% 11/01/19	75,000	79,312
		2,445,525

Materials (6.6%)
*Ardagh Packaging Fin–144A 9.125% 10/15/20	200,000	223,000
Ashland Inc 4.750% 08/15/22	130,000	127,562
Atkore International Inc 9.875% 01/01/18	75,000	80,625
(1)Boe Merger Corp–144A 9.500% 11/01/17	35,000	37,100
(1)Boe Intermediate Hldng Co–144A 9.000% 11/01/17	31,365	34,188
Bway Holding Co 10.000% 06/15/18	80,000	85,200
FMG Resources–144A 6.875% 02/01/18	45,000	47,419
FMG Resources–144A 8.250% 11/01/19	150,000	165,000
Hexion US Finance Corp 6.625% 04/15/20	145,000	150,075
Hexion Us Fin/Nova Scoti 8.875% 02/01/18	100,000	104,000
Hexion US Fin/Nova Scoti 9.000% 11/15/20	55,000	54,450
Huntsman International LLC 8.625% 03/15/20	35,000	38,412
Huntsman International LLC 8.625% 03/15/21	50,000	56,000
Huntsman International LLC 4.875% 11/15/20	65,000	65,406
Ineos Finance PLC–144A 8.375% 02/15/19	200,000	221,000
Ineos Finance PLC–144A 7.500% 05/01/20	70,000	76,825
LSB Industries–144A 7.750% 08/01/19	95,000	101,888
Noranda Aluminium Acquisition 11.000% 06/01/19	40,000	36,800
Novelis Inc 8.375% 12/15/17	80,000	85,600
Packaging Dynamics Corp–144A 8.750% 02/01/16	55,000	56,444
Polyone Corp 7.375% 09/15/20	45,000	49,275
Polypore International 7.500% 11/15/17	50,000	53,000
Rain CII Carbon LLC–144A 8.000% 12/01/18	35,000	36,575
(1)Reichhold Industries Inc–144A 11.000% 05/08/17	156,819	105,852
Rockwood Specialities Group 4.625% 10/15/20	45,000	46,462
Scotts Miracle-Gro Co 6.625% 12/15/20	25,000	27,031
Sealed Air Corp–144A 8.375% 09/15/21	85,000	97,856
Sealed Air Corp–144A 6.500% 12/01/20	35,000	38,588
Tekni-Plex Inc–144A 9.750% 06/01/19	13,000	14,755
Vulcan Materials 7.500% 06/15/21	80,000	94,200
		2,410,588

Telecommunication Services (10.5%)
Centurylink Inc 5.800% 03/15/22	225,000	230,062
Centurylink Inc 6.750% 12/01/23	105,000	111,431
Cogent Communications–144A 8.375% 02/15/18	60,000	65,100
Crown Castle Intl Corp 5.250% 01/15/23	90,000	91,462
Everest Acq LLC 9.375% 05/01/20	140,000	161,875
Everest Acq LLC 6.875% 05/01/19	60,000	64,800
GCI Inc 8.625% 11/15/19	80,000	85,600
GCI Inc 6.750% 06/01/21	55,000	55,688
Intelsat Luxembourg Holdings–144A 7.750% 06/01/21	105,000	110,512
Intelsat Jackson Holdings 7.250% 10/15/20	300,000	325,500
Intelsat Jackson Holdings 7.500% 04/01/21	40,000	43,900
Intelsat Jackson Holdings 6.625% 12/15/22	90,000	93,600
Intelsat Jackson Holdings–144A 5.500% 08/01/23	10,000	9,800
Level 3 Financing Inc 8.625% 07/15/20	85,000	95,306
Level 3 Financing Inc 8.125% 07/01/19	85,000	93,288
Metropcs Wireless Inc 7.875% 09/01/18	60,000	63,750
NII International Telecom Sa–144A 7.875% 08/15/19	35,000	23,712
Paetec Corp 9.875% 12/01/18	100,000	109,750
Qwest Capital Funding 7.750% 02/15/31	40,000	39,500
SBA Telecommunications 8.250% 08/15/19	39,000	41,389
Sabine Pass Liquefaction–144A 6.250% 03/15/22	100,000	104,250
Sprint Capital Corp 8.750% 03/15/32	405,000	445,500
Sprint Capital Corp–144A 9.000% 11/15/18	195,000	238,388
Sprint Nextel Corp– 144A 7.000% 03/01/20	30,000	34,575
Sprint Corp–144A 7.250% 09/15/21	45,000	49,050
Sprint Corp–144A 7.875% 09/15/23	240,000	264,000
T-Mobile USA Inc 6.633% 04/28/21	45,000	48,375
T-Mobile USA Inc 6.731% 04/28/22	90,000	96,412
T-Mobile USA Inc 6.250% 04/01/21	50,000	52,875
TW Telecom Holdings Inc 5.375% 10/01/22	60,000	61,200
Wind Acquisition Fin SA–144A 7.250% 02/15/18	200,000	211,000
Windstream Corp 7.750% 10/01/21	195,000	209,625
Windstream Corp 7.500% 04/01/23	35,000	36,750
Windstream Corp 6.375% 08/01/23	60,000	58,500
		3,826,525

Utilities (0.8%)
AES Corp 8.000% 06/01/20	15,000	17,700
AES Corp 7.375% 07/01/21	15,000	17,100
AES Corp 4.875% 05/15/23	25,000	23,875
Calpine Corp–144A 7.875% 07/31/20	11,000	12,100
Calpine Corp–144A 7.500% 02/15/21	84,000	91,770
NRG Energy Inc 8.250% 09/01/20	35,000	38,412
NRG Energy Inc 7.875% 05/15/21	20,000	22,000
NRG Energy Inc–144A 6.250% 07/15/22	55,000	56,650
SBA Telecommunications 5.750% 07/15/20	15,000	15,712
		295,319

TOTAL CORPORATE BONDS (COST: $32,631,817)		$34,157,560

SHORT-TERM SECURITIES (4.8%)	Shares
(2)Wells Fargo Advantage Cash Investment Money Market Fund 0.010% (COST: $1,757,266)	1,757,266	$1,757,266

TOTAL INVESTMENTS IN SECURITIES (COST: $34,389,083) (98.7%)		$35,914,826
OTHER ASSETS LESS LIABILITIES (1.3%)		453,075

NET ASSETS (100.0%)		$36,367,901

(1)	Interest or dividend is paid-in-kind, when applicable.

(2)	Variable rate security. The rates for these securities are as of March 31, 2014.

(3)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

144A-

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market valve of Rule 144A Securities amounts to $10,635,112, representing 29.2% of net assets as of March 31, 2014.

#	When-issued purchase as of March 31, 2014

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

WILLISTON BASIN /MID-NORTH AMERICA STOCK FUND
Schedule of Investments March 31, 2014 (unaudited)
		Fair
	Shares	Value
COMMON STOCKS (93.5%)

Energy (64.8%)
*Antero Resources Corp	177,000	$11,080,200
Baker Hughes Inc	60,000	3,901,200
*C&J Energy Services Inc	266,000	7,756,560
*Cameron International Corp	340,000	21,001,800
Cimarex Energy Co.	85,000	10,124,350
*Concho Resources Inc	80,000	9,800,000
*Continental Resources Inc	88,000	10,935,760
Delek US Holdings Inc	140,000	4,065,600
*Diamondback Energy	99,000	6,663,690
*Dresser-Rand Group Inc	300,000	17,523,000
EOG Resources Inc	126,500	24,815,505
Enbridge Inc	331,000	15,063,810
Exterran Holdings	70,000	3,071,600
Exxon Mobil Corp	195,000	19,047,600
*FMC Technologies, Inc.	128,000	6,693,120
*Gulfport Energy Corp	141,000	10,036,380
Halliburton Company	696,000	40,987,440
Helmerich & Payne Inc	140,000	15,058,400
HollyFrontier Corp	232,000	11,038,560
*Key Energy Services Inc	480,000	4,435,200
Kinder Morgan Inc	474,000	15,400,260
National Oilwell Varco Inc	307,000	23,906,090
*Oasis Petroleum	424,000	17,693,520
ONEOK Inc	220,000	13,035,000
*PDC Energy Inc	64,000	3,984,640
Patterson-Uti Energy Inc	85,000	2,692,800
Phillips 66	272,000	20,960,320
Pioneer Natural Resources	119,000	22,269,660
RPC Inc	100,000	2,042,000
*Sanchez Energy Corp	235,000	6,963,050
Schlumberger Ltd	150,000	14,625,000
Semgroup Corp	134,000	8,801,120
Superior Energy Services	543,000	16,702,680
Tesoro Corp	172,000	8,701,480
TransCanada Corp	160,000	7,283,200
*Triangle Petroleum Corp	975,000	8,034,000
Valero Energy Corp	237,000	12,584,700
*Whiting Petroleum Corp	246,000	17,069,940
Williams Companies Inc	400,000	16,232,000
Core Laboratories NV	30,000	5,953,200
		498,034,435
Industrials (14.7%)
Canadian Pacific Railway LTD	85,500	12,861,765
*Chart Industries Inc	40,000	3,182,000
Chicago Bridge & Iron	291,000	25,360,650
Fluor Corp	371,000	28,837,830
*Quanta Services, Inc.	475,000	17,527,500
Trinity Industries Inc	153,000	11,026,710
Union Pacific Corp	73,000	13,699,180
		112,495,635
Materials (9.3%)
Agrium Inc	51,000	4,973,520
CF Industries Holdings Inc	28,000	7,297,920
Monsanto Company	85,000	9,670,450
US Silica Holdings Inc	563,000	21,489,710
Westlake Chemical Corp	182,000	12,044,760
Lyondellbasell Indu Class A	176,000	15,653,440
		71,129,800
Utilities (4.7%)
MDU Resources Group Inc	1,060,000	36,368,600

TOTAL COMMON STOCKS (COST: $580,334,903)		$718,028,470

SHORT-TERM SECURITIES (6.3%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.010% (COST: $48,626,766)	48,626,766	$48,626,766

TOTAL INVESTMENTS IN SECURITIES (COST: $628,961,669) (99.8%)		$766,655,236
OTHER ASSETS LESS LIABILITIES (0.2%)		1,376,195

NET ASSETS (100.0%)		$768,031,431

*	Non-income producing

^	Variable rate security; rate shown represents rate as of March 31, 2014

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments March 31, 2014 (unaudited)
		Fair
	Shares	Value
COMMON STOCKS (96.9%)

Consumer Discretionary (11.7%)
Walt Disney Company	16,500	$1,321,155
Target Corp	11,800	714,018
McDonalds Corp	4,500	441,135
Lowe's Companies Inc	9,000	440,100
General Motors Co	15,700	540,394
CBS Corp	8,500	525,300
		3,982,102

Consumer Staples (8.9%)
Whole Foods Market Inc.	7,900	400,609
PepsiCo Inc	7,500	626,250
Mondelez International Inc	29,000	1,001,950
Kimberly-Clark Corp	5,500	606,375
Coca-Cola Enterprises	8,000	382,080
		3,017,264

Energy (8.9%)
Pioneer Natural Resources	3,000	561,420
Phillips 66	9,000	693,540
Halliburton Company	12,000	706,680
Chevron Corp	6,000	713,460
*Antero Resources Corp	5,600	350,560
		3,025,660

Financials (14.8%)
Wells Fargo & Company	25,000	1,243,500
US Bancorp	20,000	857,200
MetLife Inc	15,800	834,240
JP Morgan Chase & Co	21,000	1,274,910
BlackRock Inc	2,600	817,648
		5,027,498

Health Care (10.5%)
Thermo Fisher Scientific Inc	8,000	961,920
ST Jude Medical Inc	9,000	588,510
Johnson & Johnson	12,000	1,178,760
*Gilead Sciences Inc	3,000	212,580
*Express Scripts Holding Co	8,500	638,265
		3,580,035

Industrials (11.3%)
Union Pacific Corp	4,500	844,470
*Solarcity Corp	2,500	156,550
*Quanta Services, Inc.	9,000	332,100
General Electric Co	35,000	906,150
Fluor Corp	10,000	777,300
Eaton Corp PLC	4,000	300,480
Cummins Inc	3,500	521,465
		3,838,515

Information Technology (15.0%)
Xerox Corp	60,000	678,000
*SunEdison Inc	20,500	386,220
*QuikLogic Corp	20,000	104,200
Qualcomm Inc	6,300	496,818
Micron Technology	32,000	757,120
Intel Corp	19,000	490,390
*Cognizant Technology Solutions Corp	20,000	1,012,200
Apple Inc	2,200	1,180,828
		5,105,776

Materials (7.2%)
Methanex Corp	4,700	300,518
Lyondellbasell Indu Class A	13,600	1,209,584
Huntsman Corp	15,000	366,300
Dow Chemical Co/The	12,200	592,798
		2,469,200

Telecommunication Services (1.8%)
AT&T Inc	18,000	631,260

Utilities (6.8%)
MDU Resources Group Inc	50,000	1,715,500
American Electric Power	12,000	607,920
		2,323,420

TOTAL COMMON STOCKS (COST: $27,802,507)		$33,000,730

SHORT-TERM SECURITIES (2.2%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.010% (COST: $762,786)	762,786	$762,786

TOTAL INVESTMENTS IN SECURITIES (COST: $ 28,565,293) (99.1%)		$33,763,516
OTHER ASSETS LESS LIABILITIES (0.9%)		306,743

NET ASSETS (100.0%)		$34,070,259

*	Non-income producing

^	Variable rate security; rate shown represents rate as of March 31, 2014

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments March 31, 2014 (unaudited)
		Fair
	Shares	Value
COMMON STOCKS (97.0%)

Consumer Discretionary (7.6%)
Leggett & Platt Inc	11,500	$375,360
McDonalds Corp	8,000	784,240
Target Corp	6,700	405,417
		1,565,017
Consumer Staples (27.2%)
Altria Group Inc	27,500	1,029,325
Clorox Co/The	4,000	352,040
Coca-Cola Co/The	19,000	734,540
General Mills Inc	4,000	207,280
Kimberly-Clark Corp	6,900	760,725
PepsiCo Inc	8,900	743,150
Philip Morris International	2,000	163,740
Procter & Gamble Co/The	12,100	975,260
Reynolds American Inc.	2,300	122,866
Sysco Corp	9,000	325,170
Walmart Stores, Inc	3,000	229,290
		5,643,386
Energy (13.8%)
Chevron Corp	7,200	856,152
Exxon Mobil Corp	2,700	263,736
HollyFrontier Corp	8,000	380,640
Kinder Morgan Inc	5,000	162,450
Occidental Petroleum Corp	5,800	552,682
ONEOK Inc	2,000	118,500
Williams Companies Inc	13,000	527,540
		2,861,700
Financials (6.3%)
Cincinnati Financial Corp	7,500	364,950
Mercury General Corp	6,000	270,480
Old Republic Intl Corp	12,000	196,800
Wells Fargo & Company	9,500	472,530
		1,304,760
Health Care (6.2%)
Glaxosmithkline PLC– ADR	3,900	208,377
Johnson & Johnson	11,000	1,080,530
		1,288,907
Industrials (7.0%)
Emerson Electric Co	9,600	641,280
General Electric Co	23,000	595,470
Republic Services Inc	6,000	204,960
		1,441,710
Information Technology (3.0%)
Intel Corp	7,500	193,575
Microsoft Corp	10,300	422,197
		615,772
Materials (4.2%)
Air Products & Chemical	4,500	535,680
Dow Chemical Co/The	7,000	340,130
		875,810
Telecommunication Services (6.5%)
AT&T Inc	26,600	932,862
Verizon Communications Inc	8,700	413,859
		1,346,721
Utilities (15.2%)
Alliant Energy Corp	6,900	391,989
American Electric Power	7,500	379,950
Consolidated Edison Inc	12,500	670,625
Dominion Resources	5,500	390,445
Duke Energy Corp	3,000	213,660
MDU Resources Group Inc	24,000	823,440
Vectren Corp	7,200	283,608
		3,153,717

TOTAL COMMON STOCKS (COST: $18,393,307)		$20,097,500

SHORT-TERM SECURITIES (2.5%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.010% (COST: $525,203)	525,203	$525,203

TOTAL INVESTMENTS IN SECURITIES (COST: $18,918,510) (99.5%)		$20,622,703
OTHER ASSETS LESS LIABILITIES (0.5%)		89,559

NET ASSETS (100.0%)		$20,712,262

^	Variable rate security; rate shown represents rate as of March 31, 2014

NOTE: INVESTMENT IN SECURITIES (unaudited)
March 31, 2014, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund	Integrity Dividend Harvest Fund
Investments at cost	$34,389,083	$628,961,669	$28,565,293	$18,918,510
Unrealized appreciation	$1,765,599	$140,256,816	$5,557,888	$1,874,280
Unrealized depreciation	($239,856)	($2,563,249)	($359,665)	($170,087)
Net unrealized appreciation (depreciation)*	$1,525,743	$137,693,567	$5,198,223	$1,704,193

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of March 31, 2014:

Integrity High Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$1,757,266	$0	$0	$1,757,266
Corporate Bonds	$0	$34,157,560	$0	$34,157,560
Total	$1,757,266	$34,157,560	$0	$35,914,826

Williston Basin/Mid-North America Stock Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$48,626,766	$0	$0	$48,626,766
Common Stocks	718,028,470	0	0	718,028,470
Total	$766,655,236	$0	$0	$766,655,236

Integrity Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$762,786	$0	$0	$762,786
Common Stocks	33,000,730	0	0	33,000,730
Total	$33,763,516	$0	$0	$33,763,516

Integrity Dividend Harvest Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$525,203	$0	$0	$525,203
Common Stocks	20,097,500	0	0	20,097,500
Total	$20,622,703	$0	$0	$20,622,703

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 29, 2014

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 29, 2014